Intangible Assets, Net (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Non-cash impairment charge	$ 3,092	$ 19,907
Amortization expense of intangible assets	5,100	18,300
Customer Relationships Developed Technology and Trade Secrets [Member]
Finite-Lived Intangible Assets [Line Items]
Cash impairment charge	3,100
Intangible assets, net	$ 0
Non-cash impairment charge		18,900
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Non-cash impairment charge		1,000
Finite-lived intangible assets useful life	2 years
Trade Names [Member] | Selling and Marketing Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 300	$ 7,500